Contingent liabilities and commitments_Details of contingent liabilities and commitments (Details) ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Disclosure of contingent liabilities [Line Items]
Total of guarantees		₩ 11,809,456	₩ 12,618,917
Loan commitments		112,088,680	103,651,674
Other commitments	[1]	₩ 7,827,774	₩ 5,993,608
Number of cases as plaintiff	[2]	138	119
Number of cases as defendant	[2]	460	415
Amount of litigation as plaintiff		₩ 413,852	₩ 291,880
Amount of litigation as defendant		413,744	391,362
Provisions for litigations		24,336	27,029
Confirmed guarantees
Disclosure of contingent liabilities [Line Items]
Total of guarantees		7,275,246	7,689,022
Guarantee for loans
Disclosure of contingent liabilities [Line Items]
Total of guarantees		103,229	89,699
Acceptances
Disclosure of contingent liabilities [Line Items]
Total of guarantees		602,014	391,688
Guarantees in acceptances of imported goods
Disclosure of contingent liabilities [Line Items]
Total of guarantees		78,395	224,746
Other confirmed guarantees
Disclosure of contingent liabilities [Line Items]
Total of guarantees		6,491,608	6,982,889
Unconfirmed guarantees
Disclosure of contingent liabilities [Line Items]
Total of guarantees		3,616,721	4,045,864
Local letters of credit
Disclosure of contingent liabilities [Line Items]
Total of guarantees		187,146	193,096
Letters of credit
Disclosure of contingent liabilities [Line Items]
Total of guarantees		3,025,923	3,081,390
Other unconfirmed guarantees
Disclosure of contingent liabilities [Line Items]
Total of guarantees		403,652	771,378
Commercial paper purchase commitments and others
Disclosure of contingent liabilities [Line Items]
Total of guarantees		₩ 917,489	₩ 884,031
Other contingent liabilities on Lime Asset Management Co., Ltd. and Woori Asset Trust Co., Ltd.
Disclosure of contingent liabilities [Line Items]
Description of nature of obligation, contingent liabilities		As of December 31, 2020, Woori Asset Trust Co., Ltd., a subsidiary, has agreed to carry out construction completion obligations for 44 constructions, which includes the construction of residential and commercial complexes in Busan (U-dong, Haeundae-gu). Land Trust responsible for Construction and Management is a trust that bears the obligation to fulfill the responsibility of the constructor and to compensate the loan financial institution for damages if the company fails to fulfill the construction completion obligation. As of December 31, 2020, the total PF loan amount of PF loan institutions invested in the project of the Land Trust responsible for Construction and Management is 1,389,356 million Won. Lime Asset Management Co., Ltd. announced the suspension of redemption of many funds in operation in October 2019. In December 2020, Lime Asset Management Co., Ltd.'s business registration was revoked, and funds subject to redemption suspension were transferred to Wellbridge Asset Management Co., Ltd., which was jointly established by distributors. The Financial Supervisory Dispute Meditation Committee was held on February 23, 2021 for incomplete sales of vendors, and the obligation to compensate investors for some of the losses may be changed by the Dispute Mediation Committee's decision and the Board's approval.
Explanation of estimated financial effect of contingent liabilities		The Group's total amount of sales of fund under management of Lime Asset Management Co., Ltd.'s subject to redemption suspension is 1,348 accounts and 270.3 billion Won at the end of December 2020.
Restructuring contingent liabilities on Woori Asset Trust Co., Ltd.
Disclosure of contingent liabilities [Line Items]
Description of nature of obligation, contingent liabilities		The Group decided to enter into a stock sales agreement with a major shareholder of Woori Asset Trust Co., Ltd. (formerly, Kukje Asset Trust Co., Ltd.) to acquire 44.5% of interest (58.6% of voting rights) in July, 2019, and to acquire additional 21.3% of interest (28.0% of voting rights) after a certain period. As a result, the Group acquired the interest of the first sales agreement in December 2019 and is planning to acquire the interest of the second sales agreement after a certain period.
Explanation of estimated financial effect of contingent liabilities		In regard to this acquisition, the Group recognized 127,335 million Won as other financial liabilities for the second sales agreement.
Estimated financial effect of contingent liabilities		₩ 127,335

[1]	As of December 31, 2019 and 2020, the amount of unsecured bills (purchase note sales) and discounts on electronic short-term bond sales (purchase) are 2,582,274 million Won and 2,894,688million Won, respectively.
[2]	The number of lawsuits as of December 31, 2019 and 2020 do not include fraud lawsuits, etc. and those lawsuits that are filed only to extend the statute of limitation.